Xtrackers USD High Yield BB-B ex Financials ETF Annual Fund Operating Expenses - Xtrackers USD High Yield BB-B ex Financials ETF - Xtrackers USD High Yield BB-B ex Financials ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%